Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

The amounts due from related parties as of March 31, 2025 and 2024 were as follows:

	As of March 31,
	2025	2024

Jiangsu Sutaitang Online Commercial Co., Ltd.	$370,862	$-
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	41,561	-
Taizhou Su Xuan Tang Chinese Medicine Clinic	5,140	-
Total due from related parties	$417,563	$-

The amounts due to related parties as of March 31, 2025 and 2024 were as follows:

	As of March 31,
	2025	2024

Jiangsu Health	$-	$1,047,550
Total due to related parties	$-	$1,047,550
These related party transactions were conducted in the ordinary course of business of the Company.
	For the years ended March 31,
	2025	2024	2023

Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.	1,621	25,528	17,478
Taizhou Su Xuan Tang Chinese Medicine Clinic	1,091	2,232	11,533
Taizhou Jiutian Pharmaceutical Co. Ltd.	1,589	-	4,610
Total revenue generated from related parties	$4,301	$27,760	$33,621